SEGMENT REPORTING - Net revenue by country based upon sales location that predominately represents customer location (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SEGMENT REPORTING
Total Revenues	¥ 472,085	$ 68,446	¥ 485,633	¥ 223,011
PRC
SEGMENT REPORTING
Total Revenues	¥ 472,085	$ 68,446	¥ 485,633	199,370
Singapore
SEGMENT REPORTING
Total Revenues				¥ 23,641